UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                 --------------------

 Check here if Amendment / /; Amendment Number: ___________________

   This Amendment (Check only one.):  / /  is a restatement.
                                      / /  adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name: Andreeff Equity Advisors, L.L.C.
       ----------------------------------
       140 East St. Lucia Lane
       ----------------------------------
       Santa Rosa Beach, FL 32459
       ----------------------------------

       ----------------------------------

       ----------------------------------

 Form 13F File Number:
 28-                       11306
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Dane Andreeff
        -----------------
 Title: Managing Member
        -----------------
 Phone: (850) 622-3353
        -----------------

Signature, Place, and Date of Signing:

    /s/ Dane Andreeff         Santa Rosa Beach, FL         November 5, 2010
 -----------------------    -----------------------     ---------------------
          [Signature]            [City, State]                [Date]

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


                             FORM 13F SUMMARY PAGE


Report Summary:

 Number of Other Included Managers:               0
                                            --------------

 Form 13F Information Table Entry Total:         55
                                            --------------

 Form 13F Information Table Value Total:        325,425
                                            --------------
                                             (x thousand)


List of Other Included Managers:  NONE

------------------------------------------------------------------------------------------------------------------------------------
   COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN7          COULMN 8
                              TITLE OF                 VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS        CUSIP      (x $1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIED NEVADA GOLD CORP       COM          019344100     5,842    220,463  SH          Sole               220,463
AMERICAN EAGLE OUTFITTERS NE  COM          02553E106     1,200     80,214  SH          Sole                80,214
ARCHER DANIELS MIDLAND CO     COM          039483102    10,701    335,255  SH          Sole               335,255
ARDEA BIOSCIENCES INC         COM          03969P107    26,890  1,169,147  SH          Sole             1,169,147
AURIZON MINES LTD             COM          05155P106     2,997    431,898  SH          Sole               431,898
BANK OF AMERICA CORPORATION   COM          060505104     2,102    160,414  SH          Sole               160,414
BARRICK GOLD CORP             CALL         067901908    13,887    300,000  SH CALL     Sole               300,000
BARRICK GOLD CORP             CALL         067901908     4,629    100,000  SH CALL     Sole               100,000
BARRICK GOLD CORP             COM          067901108    24,834    536,494  SH          Sole               536,494
BENIHANA INC                  CL A         082047200     4,439    587,955  SH          Sole               587,955
BENIHANA INC                  COM          082047101     4,110    530,334  SH          Sole               530,334
CALGON CARBON CORP            COM          129603106       623     42,944  SH          Sole                42,944
CAMECO CORP                   COM          13321L108     6,310    227,545  SH          Sole               227,545
CEPHALON INC                  COM          156708109     5,343     85,566  SH          Sole                85,566
COINSTAR INC                  COM          19259P300     5,481    127,485  SH          Sole               127,485
DENISON MINES CORP            COM          248356107     9,988  6,117,941  SH          Sole             6,117,941
DEPOMED INC                   COM          249908104       896    200,000  SH          Sole               200,000
ENERGYSOLUTIONS INC           COM          292756202       252     50,000  SH          Sole                50,000
EVEREST RE GROUP LTD          COM          G3223R108     4,936     57,087  SH          Sole                57,087
EXETER RES CORP               COM          301835104       714    110,000  SH          Sole               110,000
FAMOUS DAVES AMER INC         COM          307068106     3,760    397,881  SH          Sole               397,881
GAMMON GOLD INC               COM          36467T106    14,940  2,131,262  SH          Sole             2,131,262
GLOBE SPECIALTY METALS INC    COM          37954N206       309     22,000  SH          Sole                22,000
HALLMARK FINL SVCS INC EC     COM NEW      40624Q203     3,309    378,613  SH          Sole               378,613
HEALTHCARE SVCS GRP INC       COM          421906108       877     38,485  SH          Sole                38,485
HECLA MNG CO                  COM          422704106    10,301  1,629,881  SH          Sole             1,629,881
HECLA MNG CO                  CALL         422704906    12,640  2,000,000  SH CALL     Sole             2,000,000
HILLTOP HOLDINGS INC          COM          432748101       575     60,000  SH          Sole                60,000
INTERNATIONAL COAL GRP INC N  COM          45928H106    18,949  3,561,750  SH          Sole             3,561,750
INVESTMENT TECHNOLOGY GRP NE  COM          46145F105       808     56,851  SH          Sole                56,851
J ALEXANDERS CORP             COM          466096104     2,090    507,294  SH          Sole               507,294
JAGUAR MNG INC                COM          47009M103     4,155    639,232  SH          Sole               639,232
KINROSS GOLD CORP             COM NO PAR   496902404     7,250    385,869  SH          Sole               385,869
KEEGAN RES INC                COM          487275109     6,289    827,453  SH          Sole               827,453
MAG SILVER CORP               COM          55903Q104       559     72,841  SH          Sole                72,841
MARRIOTT INTL INC NEW         PUT          571903952     7,166    200,000  SH PUT      Sole               200,000
MURPHY OIL CORP               COM          626717102     4,334     69,987  SH          Sole                69,987
MYREXIS INC                   COM          62856H107       290     75,000  SH          Sole                75,000
NOBLE ENERGY INC              COM          655044105     5,337     71,071  SH          Sole                71,071
NEWMONT MINING CORP           COM          651639106       942     15,000  SH          Sole                15,000
NOVAGOLD RES INC              COM NEW      66987E206    24,632  2,818,305  SH          Sole             2,818,305
OCCIDENTAL PETE CORP DEL      COM          674599105     6,650     84,934  SH          Sole                84,934
OMEGA HEALTHCARE INVS INC     COM          681936100     2,934    130,671  SH          Sole               130,671
PAN AMERICAN SILVER CORP      COM          697900108    16,227    548,393  SH          Sole               548,393
PEABODY ENERGY CORP           COM          704549104     6,238    127,274  SH          Sole               127,274
PETROQUEST ENERGY INC         COM          716748108     4,536    744,776  SH          Sole               744,776
QUATERRA RES INC              COM          747952109    10,024  6,216,986  SH          Sole             6,216,986
SEACOR HOLDINGS INC           COM          811904101     5,632     66,135  SH          Sole                66,135
STONE ENERGY CORP             COM          861642106     2,767    187,830  SH          Sole               187,830
SYNOVUS FINL CORP             COM          87161C105        62     25,350  SH          Sole                25,350
UNITED CMNTY BKS BLAIRSVLE G  CAP STK      90984P105       168     75,000  SH          Sole                75,000
UR ENERGY INC                 COM          91688R108       544    550,000  SH          Sole               550,000
URANERZ ENERGY CORPORATION    COM          91688T104       645    400,956  SH          Sole               400,956
URANIUM ENERGY CORP           COM          916896103     1,192    363,398  SH          Sole               363,398
WILLBROS GROUP INC DEL        COM          969203108     2,120    231,234  SH          Sole               231,234